Inventories (Tables)	12 Months Ended
Apr. 30, 2023
Inventory Disclosure [Abstract]
Schedule of components of inventory

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Finished goods	¥12,153	¥118,984	$875
Work-in-process	5,432	37	0
Raw materials	5,720	4,098	30

Total	¥23,305	¥123,119	$905